Stock-Based Compensation (Transactions During Fiscal 2012-Stock Options) (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 27, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at June 27, 2012, Weighted Average Remaining Contractual Life (Years)	3 years 8 months 12 days
Options exercisable at June 27, 2012, Weighted Average Remaining Contractual Live (Years)	2 years 4 months 24 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at June 29, 2011, Weighted Average Exercise Price	21.77
Granted, Weighted Average Exercise Price	24.35
Exercised, Weighted Average Exercise Price	21.42
Forfeited or canceled, Weighted Average Exercise Price	24.51
Options outstanding at June 27, 2012, Weighted Average Exercise Price	22.07
Options exercisable at June 27, 2012, Weighted Average Exercise Price	22.69
Options outstanding at June 29, 2011, Number of Options	6,137
Granted, Number of Options	554
Exercised, Number of Options	(2,027)
Forfeited or canceled, Number of Options	(310)
Options outstanding at June 27, 2012, Number of Options	4,354
Options exercisable at June 27, 2012, Number of Options	2,981
Options outstanding at June 27, 2012, Aggregate Intrinsic Value	36,625
Options exercisable at June 27, 2012, Aggregate Intrinsic Value	23,209